Statement of Operations and Comprehensive Income R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$) R$ / shares	Dec. 31, 2021 BRL (R$) R$ / shares	Dec. 31, 2020 BRL (R$) R$ / shares
Profit or loss [abstract]
Net operating revenue	R$ 54,520	R$ 41,898	R$ 36,043
Cost of sales	(45,557)	(34,753)	(30,129)
Gross profit	8,963	7,145	5,914
Operating expenses, net
Selling expenses	(4,379)	(3,334)	(2,811)
General and administrative expenses	(787)	(588)	(435)
Depreciation and amortization	(919)	(638)	(503)
Share of profit of associates	44	47
Other operating expenses, net	(72)	(53)	(97)
Operating profit	2,850	2,579	2,068
Financial revenues	394	188	343
Financial expenses	(1,909)	(918)	(786)
Net financial result	(1,515)	(730)	(443)
Income before income taxes from continuing operations	1,335	1,849	1,625
Income tax and social contribution	(115)	(239)	(436)
Net income from continuing operations	1,220	1,610	1,189
Discontinued operations
Net income from discontinued operations, net of taxes			367
Net income for the year	1,220	1,610	1,556
Items that may be subsequently reclassified to the statement of operations
Fair value of receivables	(2)	(1)
Exchange rate differences on translation of foreign investments			358
Income tax effect	1
Other comprehensive income (loss) for the year	(1)	(1)	358
Total comprehensive income for the year	1,219	1,609	1,914
Net income for the year attributable to:
Controlling shareholders	1,220	1,610	1,398
Non-controlling shareholders			158
Total net income for the year	1,220	1,610	1,556
Total comprehensive income attributable to:
Controlling shareholders	1,219	1,609	1,165
Non-controlling shareholders			749
Total comprehensive income	R$ 1,219	R$ 1,609	R$ 1,914
Basic earnings per share for continuing operations attributable to controlling shareholders (in Reais - R$) (in Brazil Real per share) | R$ / shares	R$ 0.905322	R$ 1.19802	R$ 0.887313
Basic earnings per share attributable to controlling shareholders (in Reais - R$) (in Brazil Real per share) | R$ / shares	0.905322	1.19802	1.043284
Diluted earnings per share for continuing operations attributable to controlling shareholders (in Reais - R$) (in Brazil Real per share) | R$ / shares	0.901589	1.18852	0.887313
Diluted earnings per share attributable to controlling shareholders (in Reais - R$) (in Brazil Real per share) | R$ / shares	R$ 0.901589	R$ 1.18852	R$ 1.043284